INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Balance sheet data:
Current assets	¥ 58,011	$ 8,890	¥ 67,955
Current liabilities	58,369	8,945	69,182
Non-controlling interests	1,213	$ 186	2,261
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets			41,940	¥ 26,612
Long-term assets			45,968	37,435
Current liabilities			31,769	20,404
Long-term liabilities			10,677	12,011
Non-controlling interests			¥ 342	¥ 232
other equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets	35,004
Long-term assets	37,028
Current liabilities	27,914
Long-term liabilities	9,054
Non-controlling interests	167
MakeMyTrip | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets	1,682
Long-term assets	5,121
Current liabilities	1,100
Long-term liabilities	221
Non-controlling interests	¥ 24